Intangibles	12 Months Ended
Dec. 31, 2012
Intangibles

Note 9—Intangibles

The carrying value and accumulated amortization of intangible assets at December 31, 2012, by major intangible asset category, is as follows (in thousands):

	Successor
	December 31, 2012
	Carrying Value	Accumulated Amortization	Net Carrying Amount
Construction management contracts	$4,640	$(1,295)	$3,345
Homes in backlog	4,937	(4,169)	768
Joint venture management fee contracts	800	(293)	507

Total intangibles	$10,377	$(5,757)	$4,620

Amortization expense related to intangible assets for the period from February 25, 2012 through December 31, 2012 was $5.8 million. There was no amortization expense related to intangible assets for the period from January 1, 2012 through February 24, 2012 or prior, since intangible assets of $9.5 million were recorded in conjunction with ASC 852 and intangible assets of $0.9 million were recorded in conjunction with the purchase of Village Homes on December 7, 2012.

Estimated future amortization expense related to intangible assets is as follows (in thousands):

Total
Amortization
2013	$1,725
2014	1,244
2015	1,651

Total	$4,620

The weighted average remaining useful life of intangible assets as of December 31, 2012 is 24 months.